GENERAL INFORMATION (Details) ₽ in Millions, $ in Millions	1 Months Ended					3 Months Ended	12 Months Ended
	Apr. 30, 2021 RUB (₽)	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 RUB (₽)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2020 RUB (₽)	Mar. 31, 2020 USD ($)
General information
Borrowings								$ (7,595)				$ (7,678)
PMCL (Pakistan Mobile Communications Ltd)
General information
Consideration paid			$ 273		$ 273
Percentage of voting equity interests acquired						15.00%					15.00%
VEON Finance Ireland Designated Activity Company
General information
Consideration paid				$ (51)
Veon Holdings B.V. Revolving Credit Facility, Available Until February 2024
General information
Notional amount						₽ 1,250					$ 1,250
RUB30bn Alfa bank facility
General information
Notional amount						30,000					$ 396
Borrowings													₽ (30,000)	$ (165)
RUB15bn Alfa Bank Facility Floating Rate Tranche
General information
Notional amount | ₽						₽ 15,000
Proceeds from non-current borrowings	₽ 15,000	$ 198					₽ 15,000
Alfa Bank Bilateral Term Loan
General information
Proceeds		$ (198)
Alfa Bank Bilateral Term Loan | Veon Holdings B.v.
General information
Available								611
Alfa Bank Bilateral Term Loan | VEON Finance Ireland Designated Activity Company
General information
Available							45,000	612
Floating rate tranche							15,000	204
Fixed rate tranche							30,000	408
Alfa Bank Bilateral Term Loan | VEON Finance Ireland Designated Activity Company | March 2025
General information
Available							30,000	407
Alfa Bank Bilateral Term Loan | VEON Finance Ireland Designated Activity Company | March 2026
General information
Available								204
MCB Bank
General information
Facility term						7 years
United Bank Limited Bilateral Term Loan Facility
General information
Facility term						7 years
Senior Unsecured Notes | Veon Holdings B.v.
General information
Borrowings									₽ (20,000)	$ (273)
Sberbank | Veon Holdings B.v.
General information
Borrowings								(273)
Available								612
Sberbank | VEON Finance Ireland Designated Activity Company
General information
Available							45,000	611
Sberbank | VEON Finance Ireland Designated Activity Company | June 2023
General information
Available							15,000	204
Sberbank | VEON Finance Ireland Designated Activity Company | June 2024
General information
Available							₽ 30,000	$ 408